Share-based payments (Details 2)	12 Months Ended
	Mar. 31, 2024 ₨ / shares	Mar. 31, 2023 ₨ / shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2021 ₨ / shares
Statement [Line Items]
Number outstanding	6,329,187	6,972,978	7,232,978	7,780,278
Weighted average exercise price	₨ 90.12	₨ 92.6	₨ 87.82
Number exercisable	5,183,587	5,584,478	8,771,360
Weighted average exercise price	₨ 90.12	₨ 92.6	₨ 87.82	₨ 86.13
Bottom of range [member]
Statement [Line Items]
Range of exercise price	₨ 66.6	₨ 66.6	₨ 57.66
Weighted average remaining contractual life	18 days	21 days	9 months 18 days
Top of range [member]
Statement [Line Items]
Range of exercise price	₨ 230.97	₨ 230.97	₨ 230.97
Weighted average remaining contractual life	3 years 9 months 25 days	4 years 9 months 25 days	4 years 6 months 29 days